Finance income and finance costs (Details) - Summary Of Detailed Information About Finance Cost - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Summary Of Detailed Information About Finance Cost Abstract
Changes in the fair value of derivative financial liabilities	$ (5,906)
Interest on debt and borrowings	(56,631)	$ (35,153)
Special put option and consenting fee		(7,430)
Loss on remeasurement of bonds		(6,511)
Interest on lease liabilities (see Note 10)	(1,362)	(3,312)
Amortization of deferred debt issue costs	(401)
Finance costs	$ (64,300)	$ (52,406)